Selling, general and administrative expenses (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selling, general and administrative expenses
Compensation to employees, related taxes and other personnel expenses	₽ 3,572	₽ 2,227	₽ 1,682
Advertising, client acquisition and related expenses	2,369	1,294	165
Tax expenses, except income and payroll related taxes	690	407	175
Advisory and audit services	661	433	297
Rent of premises and related utility expenses	643	391	346
IT related services	364	236	180
Loss/(gain) from initial recognition, net	143
Other expenses	1,229	1,035	363
Total selling, general and administrative expenses	₽ 9,671	₽ 6,023	₽ 3,208